Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2018
Mr. Jianmin Gao [Member]
Relationship with the Company	Stockholder, Chief Executive Officer, Chief Financial Officer and Chairman of the Board of the Company
Mr. Fei Gao [Member]
Relationship with the Company	Stockholder, Director and Chief Operating Officer
Mr. Dong Yao [Member]
Relationship with the Company	Stockholder, Director and Chief Technology Officer
Ms. Lihua Xiao [Member]
Relationship with the Company	Stockholder, Management of the Company
Mr. Hao Siheng [Member]
Relationship with the Company	Stockholder, Son of Lihua Xiao
Beijing Daogao Trading Co. Ltd. (“Beijing Daogao”) [Member]
Relationship with the Company	Ms. Lihua Xiao as the director of Beijing Daogao
Tianjin Jinjing Huizhi Network Technology Co. Ltd. [Member]
Relationship with the Company	Mr. Dong Yao as the shareholder
Beijing Liujuxiang Shunxing Information Consulting Service Center [Member]
Relationship with the Company	A related company controlled by non-controlling stockholder